Exchange rates	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Exchange rates	1. Exchange rates

	2022		2021		2020
$1 equivalent	Average	Closing	Average	Closing	Average	Closing
Sterling	£0.81	£0.83	£0.73	£0.74	£0.78	£0.73
Euro	€0.95	€0.94	€ 0.85	€ 0.88	€ 0.88	€ 0.81